Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Fair Value of Benefit Plans Assets
The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Change in benefit obligation:
Beginning balance	82,415	121,604
Service cost	5,372	7,726
Interest cost	2,270	2,532
Contributions by plan participants	99	365
Actuarial (gain) loss	(2,943)	(9,165)
Benefits paid	(7,979)	(9,651)
Plan settlements and amendments	(34,725)	(14,891)
Foreign currency exchange rate changes	893	(16,001)
Other	(95)	(104)
Ending balance	45,307	82,415
Change in fair value of plan assets:
Beginning balance	73,075	97,158
Actual return on plan assets	664	2,221
Contributions by the employer	5,517	7,858
Contributions by plan participants	99	365
Benefits paid	(7,974)	(9,646)
Plan settlements and amendments	(28,887)	(11,420)
Plan assets assumed on acquisition	—	203
Foreign currency exchange rate changes	726	(13,096)
Other	(445)	(568)
Ending balance	42,775	73,075
Funded status deficiency	(2,532)	(9,340)
Amounts recognized in the balance sheets:
Other long-term liabilities	2,532	9,340
Accumulated other comprehensive loss:
Net actuarial losses (1)	(13,775)	(17,374)

(1)	As at December 31, 2016, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2016 is $0.5 million.

Pension Plans with Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets
The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2016 $	December 31, 2015 $
Benefit obligation	29,737	61,124
Fair value of plan assets	26,296	50,517
Accumulated benefit obligation	828	1,821
Fair value of plan assets	—	925

Components of Net Periodic Pension Cost Relating to Benefit Plans
The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Net periodic pension cost:
Service cost	5,372	7,726	8,800
Interest cost	2,270	2,532	4,975
Expected return on plan assets	(2,718)	(2,895)	(5,333)
Amortization of net actuarial loss	469	1,538	7,148
Plan settlement	(3,899)	(140)	(3,332)
Other	445	568	557
Net cost	1,939	9,329	12,815

Components of Other Comprehensive Income (Loss) Relating to Plans
The components of other comprehensive income (loss) relating to the Plans for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Other comprehensive income (loss):
Net gain (loss) arising during the period	7,035	13,288	(14,954)
Amortization of net actuarial loss	469	1,538	7,148
Plan settlement	(3,905)	(140)	(3,332)
Total income (loss)	3,599	14,686	(11,138)

Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans
The Company estimates that it will make contributions into the Benefit Plans of $2.4 million during 2017. The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $
2017	2,497
2018	2,156
2019	2,098
2020	2,123
2021	2,129
2021 – 2025	11,908
Total	22,911

Fair Value of Plan Assets
The fair value of the plan assets, by category, as of December 31, 2016 and 2015 were as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Pooled Funds	28,012	52,150
Mutual Funds
Equity investments	7,972	11,089
Debt securities	1,772	2,512
Real estate	1,919	2,929
Cash and money market	1,181	1,674
Other	1,919	2,720
Total	42,775	73,075

(1)
The Company does not control the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.

(2)
The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (56%) with moderate to high volatility and some defensive assets (44%).

Schedule of Assumptions Used
The weighted average assumptions used to determine benefit obligations at December 31, 2016 and 2015 were as follows:

	December 31, 2016	December 31, 2015
Discount rates	2.9%	3.0%
Rate of compensation increase	2.5%	3.4%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Discount rates	2.9%	3.0%	2.9%
Rate of compensation increase	2.5%	3.4%	4.2%
Expected long-term rates of return	4.2%	4.0%	4.0%

(1)
To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.